Statutory reserves (Details Textuals)	Jun. 30, 2012	Jun. 30, 2012 Hongli USD ($)	Jun. 30, 2012 Hongli CNY	Sep. 30, 2011 Hongli USD ($)	Sep. 30, 2011 Hongli CNY	Jun. 30, 2012 Baofeng Hongchang Coal Co.Ltd
Statutory Reserves [Line Items]
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Percentage of remaining reserve balance	25.00%
Additional contributions of statutory reserve		$ 242,418
Increase in registered capital		$ 2,946,000	20,000,000	$ 3,050,000	20,000,000
Reserve for safety expenses						RMB 6 per metric ton
Reserve for maintenance expense						RMB 8.5 per metric ton